Equity (Accumulated Other Comprehensive Income) (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Net unrealized gain on hedging contracts, net of tax	$ 48	$ 0
Net unrealized gain on marketable securities, net of tax	1,215	0
Net unrealized loss on pension, net of tax	(2,148)	(882)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $7.4 million and $6.8 million in 2015 and 2014, respectively	(15,497)	(12,933)
Foreign currency translation adjustments	(242,774)	(120,920)
Accumulated other comprehensive loss	(259,156)	(134,735)
Foreign currency effects from intercompany long-term investment transactions, tax	$ 7,400	$ 6,800